Investments in Affiliates	12 Months Ended
Dec. 31, 2023
Investments in Affiliates [Abstract]
Investments in Affiliates

(9) Investments in Affiliates

As of December 31, 2022 and 2023, the Group’s investments accounted for under the equity method were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
CNFinance	—	—
Others	4,035	—
Total	4,035	—

Investment in CNFinance Holdings Limited (“CNFinance”)

The Group held 18.5% equity interest of CNFinance which was accounted for using the equity method. The Group recognized an other-than-temporary impairment of RMB29,316 and RMB78,277 for years ended December 31, 2021 and 2022, respectively, to reduce the carrying value of the investment to reflect the market value of the shares held by the Group.

On June 28, 2022, the Group completed the distribution of 252,995,600 ordinary shares of CNFinance to its shareholders on a pro rata basis, after which the Group’s equity stake in CNFinance decreased from approximately 18.5% to approximately 0.01%. Upon the completion of the distribution, the Company ceased to account for the remaining equity investment in CNFinance using equity method as the Company no longer has significant influence over this investee.

Investment in Highest Performances Holdings Inc. (“HPH”)

The Group held 4.46% equity interests in HPH before HPH’s listing in Nasdaq (symbol: HPH, formerly known as “PUYI”) in 2018. HPH is a leading third-party wealth management services provider in China. Investment in HPH is accounted for using the equity method as the Group has significant influence by the right to nominate one board member out of seven.

In December 2023, the Group entered into a share repurchase agreement with HPH, pursuant to which the Group agreed to transfer all of its 4.46% equity interests in HPH back to HPH. Concurrently, a wholly-owned subsidiary of the Group entered into a share transfer agreement with HPH to acquire 15.41% equity interests in Fanhua Puyi Fund Sales Co., Ltd. (“Puyi Fund”), a wholly-owned subsidiary of HPH, at the aggregate consideration of the aforementioned 4.46% equity interests in HPH and cash of RMB10,463.

Upon the completion of the disposals of CNFinance and HPH, the carrying amount of remaining investee is at nil due to continuously losses as of December 31, 2023.